Debt and Financing Arrangements (Details Textual)	12 Months Ended			14 Months Ended
	Apr. 30, 2016 USD ($) Bank	Apr. 30, 2015 USD ($)	Apr. 30, 2014 USD ($)	Apr. 30, 2016 USD ($) Bank	Mar. 31, 2015 USD ($)
Debt Instrument [Line Items]
Debt instrument face amount	$ 5,150,000,000	$ 5,950,000,000		$ 5,150,000,000
Repayment of long-term debt	800,000,000	4,193,900,000	$ 50,000,000
Other debt costs	$ 0	173,300,000	0
Percentage of the principal amount thereof which company can prepay	100.00%			100.00%
Revolving credit facility maximum borrowing capacity	$ 1,500,000,000.0			$ 1,500,000,000.0
Number of banks | Bank	11			11
Commercial paper, borrowing capacity		1,000,000,000.0
Commercial paper, amount outstanding	$ 284,000,000	226,000,000		$ 284,000,000
Interest paid	167,300,000	92,300,000	$ 83,300,000
Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument face amount					$ 3,700,000,000.0
Repayment of long-term debt		1,100,000,000
Make-whole payments on long-term debt		163,300,000
Term Loan Credit Agreement due March 23, 2020 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 750,000,000	$ 1,550,000,000		$ 750,000,000	$ 1,800,000,000.0
Weighted average interest rate on long-term debt	1.69%			1.69%
Percent of principal to be paid quarterly	2.50%
Repayment of long-term debt	$ 800,000,000			$ 1,000,000,000
Senior Notes Due Period Ten [Member]
Outstanding derivative contracts
Interest rate on notes	3.50%	3.50%	3.50%	3.50%
Debt Instrument [Line Items]
Debt instrument face amount	$ 750,000,000	$ 750,000,000		$ 750,000,000
Long-term Debt [Member]
Debt Instrument [Line Items]
Increase to long-term debt related to the termination of interest rate swap	$ 43,900,000
Commercial Paper [Member]
Debt Instrument [Line Items]
Commercial paper weighted-average interest rate	0.65%	0.45%		0.65%
Cash Flow Hedging [Member]
Outstanding derivative contracts
Gain (Loss) on Contract Termination		$ 4,000,000
Fair Value Hedging [Member]
Outstanding derivative contracts
Gain (Loss) on Contract Termination		$ (58,100,000)